Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2021
Intangible Assets
Summary of components of identified intangible assets

The components of identified intangible assets as of December 31, 2021 and 2020 are as follows (in thousands):

	December 31, 2021			December 31, 2020
		Accumulated			Accumulated
	Cost	Amortization	Net	Cost	Amortization	Net
Acquired products	$29,317	$(13,409)	$15,908	$29,317	$(10,483)	$18,834
Customer relationships	4,723	(2,165)	2,558	4,723	(1,692)	3,031
Total	$34,040	$(15,574)	$18,466	$34,040	$(12,175)	$21,865